OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Prepayments	45	63
VAT receivables	273	218
Miscellaneous receivables	124	81
Assets held for sale	10	10
Total other current assets	452	372